Finance income - Summary of Finance Income (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Expenses [Abstract]
Foreign exchange differences	€ 11,760,469	€ (963,685)	€ (10,707)
Interest income / (expenses) over bank balances	(267,510)	(92,470)	(4,377)
Other finance income / (expenses)	(14,995)	(6,208)	(1,797)
Finance income / (expenses)	€ 11,477,964	€ (1,062,363)	€ (16,881)